Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Parenthetical) (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 Interest rate swap agreements [Member] EUR (€)	Dec. 31, 2013 Floating Rate Payable [Member] USD ($)	Dec. 31, 2013 Inception date of swap 2014 [Member] USD ($)
Derivative [Line Items]
Minimum variable interest rate on debt	0.30%	0.30%
Maximum variable interest rate on debt	4.50%	4.50%
Principal Amount			€ 247,600,000	$ 200,000,000	$ 300,000,000
LIBOR rate receivable fixed				2.14%
Floating LIBOR rate receivable/payable cap				6.00%
Reducing principal amount of Euro-denominated interest rate swaps	$ 96,300,000	€ 70,100,000